ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule Of Components Of Accounts Receivable
	December 31,
	2011	2010
Continuing operations:
Patient accounts receivable	$1,605	$1,433
Allowance for doubtful accounts	(382)	(329)
Estimated future recoveries from accounts assigned to our collection agency subsidiary	62	32
Net cost report settlements payable and valuation allowances	(39)	(26)
	1,246	1,110
Discontinued operations:
Patient accounts receivable	46	55
Allowance for doubtful accounts	(15)	(23)
Estimated future recoveries from accounts assigned to our collection agency subsidiary	2	2
Net cost report settlements receivable (payable) and valuation allowances	(1)	(1)
	32	33
Accounts receivable, net	$1,278	$1,143